Deposits (Tables)	12 Months Ended
Mar. 31, 2012
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2011 and 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Interest-bearing:
Savings deposits	Rs.	634,476.8	Rs.	739,974.6	US$	14,540.7
Time deposits		984,806.8		1,272,083.3		24,996.7

Total interest-bearing deposits		1,619,283.6		2,012,057.9		39,537.4
Non-interest-bearing deposits		462,845.4		452,991.7		8,901.4

Total	Rs.	2,082,129.0	Rs.	2,465,049.6	US$	48,438.8

Time Deposits By Maturity

As of March 31, 2012, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2012
	(In millions)
Due to mature in the fiscal year ending March 31:
2013	Rs.	1,001,480.1	US$	19,679.3
2014		225,177.0		4,424.8
2015		15,174.7		298.2
2016		5,777.6		113.5
2017		21,962.6		431.6
Thereafter		2,511.3		49.3

Total	Rs.	1,272,083.3	US$	24,996.7